Fair Value Measurements - Schedule of Fair Value Measurements of the Forward Purchase Agreement Warrant Liability (Details) - Level 3 [Member]	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Stock price [Member]
Schedule of Fair Value Measurements of the Forward Purchase Agreement Warrant Liability [Line Items]
Warrant liability measurement	0.67	0.66	1.43
Initial exercise price [Member]
Schedule of Fair Value Measurements of the Forward Purchase Agreement Warrant Liability [Line Items]
Warrant liability measurement	10.46	10.46	10.46
Annual volatility [Member]
Schedule of Fair Value Measurements of the Forward Purchase Agreement Warrant Liability [Line Items]
Warrant liability measurement	146	115	130
Remaining term (in years) [Member]
Schedule of Fair Value Measurements of the Forward Purchase Agreement Warrant Liability [Line Items]
Warrant liability measurement	0.8	1	1
Risk-free rate [Member]
Schedule of Fair Value Measurements of the Forward Purchase Agreement Warrant Liability [Line Items]
Warrant liability measurement	3.63	3.42	4.08